Effects of the Change in Presentation Currency (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018	Jan. 01, 2019
Effects of the Change in Presentation Currency (Details) [Line Items]
Inventory impairment (in Dollars)	$ 212,000
CAD [Member]
Effects of the Change in Presentation Currency (Details) [Line Items]
Exchange rates	1.302		1.362
Average exchange rates	1.3269	1.295